Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

Year ended	March 31, 2025			March 31, 2024
	Contingent consideration	Long-term debt	Total	Contingent consideration	Long-term debt	Total
	$	$	$	$	$	$
Beginning balance	4,082	117,382	121,464	7,037	127,190	134,227
Repayments	—	(123,561)	(123,561)	—	(159,110)	(159,110)
Proceeds	—	102,706	102,706	—	148,340	148,340
Total cash flow	—	(20,855)	(20,855)	—	(10,770)	(10,770)
Business acquisition (note 4)	5,104	8,351	13,455	—	—	—
Changes in estimate (note 20)	(4,312)	—	(4,312)	(2,962)	—	(2,962)
Amortization of finance costs	—	242	242	—	426	426
Interest accretion on balances of purchase price payable	256	419	675	—	384	384
Impacts of foreign exchange	229	4,380	4,609	7	152	159
Total non-cash	1,277	13,392	14,669	(2,955)	962	(1,993)
Ending balance	5,359	109,919	115,278	4,082	117,382	121,464